Note 3 - Property and Equipment	6 Months Ended
Feb. 28, 2015
Notes
Note 3 - Property and Equipment

Note 3 – Property and Equipment

Property and Equipment consisted of the following at February 28, 2015 and August 31, 2014	February 28, 2015	August 31, 2014
Computer & equipment & truck	$ 256,855	$ 253,280
Less: Accumulated depreciation/amortization	(135,819)	(106,576)
Property and equipment, net	$ 121,036	$ 146,704